Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Interest and Fee Income, Loans and Leases [Abstract]
Loans	$ 84,344	$ 81,403	$ 324,610	$ 319,710	$ 305,020
Taxable securities	5,687	6,969	26,363	28,552	32,581
Nontaxable securities	13	14	80	127	180
Dividends on securities	250	201	968	909	1,030
Federal funds sold and other	284	184	455	336	331
Total interest and dividend income	90,578	88,771	352,476	349,634	339,142
Interest expense
Deposits	6,015	6,879	25,764	33,117	44,416
Securities sold under agreements to repurchase	146	146	600	644	1,014
FHLB advances and other borrowings	946	1,037	3,452	3,103	3,098
Related party notes payable	232	234	921	950	1,007
Subordinated debentures and other	330	334	1,315	1,347	1,436
Total interest expense	7,669	8,630	32,052	39,161	50,971
Net interest income	82,909	80,141	320,424	310,473	288,171
Provision for loan losses	3,319	(875)	684	11,574	30,145
Net interest income after provision for loan losses	79,590	81,016	319,740	298,899	258,026
Noninterest income
Service charges and other fees	10,398	10,662	40,204	41,692	38,937
Net gain on sale of loans	1,544	1,616	5,539	13,724	11,794
Casualty insurance commissions	316	258	1,073	1,426	1,383
Investment center income	573	591	2,417	3,137	1,847
Net gain on sale of securities	51	0	90	917	7,305
Trust department income	1,068	905	3,738	3,545	3,241
Net increase (decrease) in fair value of loans at fair value	17,100	(9,110)	11,904	(41,160)	15,093
Net realized and unrealized gain (loss) on derivatives	(24,605)	4,837	(30,177)	26,088	(29,300)
Gain on acquisition of business			0	0	3,950
Other	1,455	1,067	4,993	10,463	13,696
Total noninterest income	7,900	10,826	39,781	59,832	67,946
Noninterest expense
Salaries and employee benefits	24,088	24,021	95,105	100,660	97,689
Occupancy expenses, net	4,024	4,233	17,526	18,532	17,366
Data processing	4,828	5,028	19,548	18,980	15,270
Equipment expenses	956	1,027	4,350	4,518	5,438
Advertising	728	1,084	4,746	6,267	8,169
Communication expenses	1,173	1,114	4,510	4,609	4,826
Professional fees	3,572	2,898	12,233	12,547	13,049
Net (gain) loss from sale of repossessed property and other assets	(368)	(571)	(2,451)	(2,788)	(6,822)
Amortization of core deposits and other intangibles	2,313	4,688	16,215	19,290	19,646
Other	5,777	4,777	28,440	25,975	34,188
Total noninterest expense	47,091	48,299	200,222	208,590	208,819
Income before income taxes	40,399	43,543	159,299	150,141	117,153
Provision for income taxes	13,702	14,939	54,347	53,898	44,158
Net income	26,697	28,604	104,952	96,243	72,995
Other comprehensive income (loss)-change in net unrealized gain (loss) on securities available-for-sale	3,115	(6,454)	924	(26,192)	2,569
Comprehensive income	29,812	22,150	105,876	70,051	75,564
Earnings per common share
Weighted average common shares outstanding	57,895,783	57,886,114	57,886,114	57,886,114	57,886,114
Basic earnings per share (in dollars per share)	$ 0.46	$ 0.49	$ 1.81	$ 1.66	$ 1.26
Diluted earnings per common share
Weighted average shares outstanding (in shares)	57,895,783	57,886,114
Earnings per share (in dollars per share)	$ 0.46	$ 0.49
Dividends per share
Dividends issued	$ 0	$ 34,000	$ 102,000	$ 41,400	$ 41,800
Dividends per share (in dollars per share)	$ 0.00	$ 0.59	$ 1.76	$ 0.72	$ 0.72